Allowance for Credit Losses	3 Months Ended
Mar. 31, 2021
Allowance For Credit Loss [Abstract]
Allowance for Credit Losses
(7)	Allowance for Credit Losses

The Company’s allowance for credit losses is estimated based on historical losses from lessee defaults, current economic conditions, reasonable and supportable forecasts and ongoing review of the credit worthiness, but not limited to, each lessee’s payment history, lessee credit ratings, management’s current assessment of each lessee’s financial condition and the recoverability. Changes in economic conditions or other events may necessitate additions or deductions to the allowance for credit losses.

Accounts Receivable

The Company maintains allowances, if necessary, for doubtful accounts against accounts receivables resulting from the inability of its lessees to make required payments related to billed amounts under the operating leases, finance leases and container leaseback financing receivable. The allowance for credit losses included in accounts receivable, net, amounted to $2,088 and $2,663 as of March 31, 2021 and December 31, 2020, respectively.

As of March 31, 2021 and December 31, 2020, the Company does not have an allowance for credit losses related to the billed amounts under the container leaseback financing receivable. As of March 31, 2021 and December 31, 2020, the allowance for credit losses related to the billed amounts under the finance leases and included in accounts receivable, net, amounted to $650 and $735, respectively.

Net Investment in Finance Leases and Container Leaseback Financing Receivable

The Company maintains allowances for credit losses against net investment in finance leases and container leaseback financing receivable related to unbilled amounts under the finance leases and the sales-type leaseback arrangements accounted for as financing receivable. The allowance for credit losses related to unbilled amounts under finance leases and included in net investment in finance leases, net, amounted to $642 and $1,333 as of March 31, 2021 and December 31, 2020, respectively. The allowance for credit losses related to unbilled amounts under the financing arrangements and included in container leaseback financing receivable, net, amounted to $156 and $424 as of March 31, 2021 and December 31, 2020, respectively.

The Company evaluates its exposure by portfolio with similar risk characteristics based on the creditworthiness, external credit data and overall credit quality of its lessees. The Company’s internal risk rating categories are “Tier 1” for the lowest level of risk which are typically the large international shipping lines with strong financial and asset base; “Tier 2” for moderate level of risk which includes lessees which are well-established in the market; and “Tier 3” for the highest level of risk which includes smaller shipping lines or lessees that exhibit high volatility in payments on a regular basis.

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of March 31, 2021:

	Three Months Ended March 31, 2021	2020	2019	2018	2017	Prior	Total
Tier 1	$103,784	$635,976	$109,735	$35,058	$7,138	$33,973	$925,664
Tier 2	25,706	40,219	36,430	20,558	42	7,313	130,268
Tier 3	4,415	2,784	6,768	707	—	656	15,330
Net investment in finance leases	$133,905	$678,979	$152,933	$56,323	$7,180	$41,942	$1,071,262

Tier 1	$—	$112,066	$210,460	$—	$—	$—	$322,526
Tier 2	6,153	—	35,231	—	—	—	41,384
Tier 3	—	—	—	—	—	—	—
Container leaseback financing receivable	$6,153	$112,066	$245,691	$—	$—	$—	$363,910